Intangible Assets (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Amortization expense	$ 29.6	$ 42.2